Employee Benefit Plan, Description of Plan (Details) - EBP940479804061 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description of Plan
Note 1 - Description of the Plan
The following description of the FMC Corporation Savings and Investment Plan (the "Plan") provides only general information. A more complete description of the Plan's provisions may be found in the Plan Document.
a.    General
The Plan is a qualified defined contribution plan under Section 401(k) of the Internal Revenue Code, which covers substantially all employees of FMC Corporation (FMC, the Company or the Plan Sponsor), other than employees who generally reside or work outside of the United States. Such employees are eligible to participate in the Plan immediately upon commencement of their employment with the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act (ERISA). The Plan is administered by the Employee Welfare Benefits Plan Committee of FMC Corporation.
b.    Contributions
Participants may elect to defer no more than 50% of their eligible compensation, and contribute it to the Plan's trust on a pretax (i.e. traditional 401(k)) or after-tax (i.e. Roth 401(k)) basis up to the Internal Revenue Code Section 402(g) limit for 2025 of $23,500. Participants who are aged 50 or older by the end of the plan year may elect to contribute pretax or after-tax catch up contributions, up to a maximum of $7,500. Participants may also elect to make traditional after-tax contributions (all contributions not to exceed 50% of the total compensation in aggregate).
Employees will be automatically enrolled at a contribution rate of 5% of pre-tax eligible pay. Employees who do not want to be automatically enrolled may opt out by electing a 0% contribution rate.
For eligible employees participating in the Plan, the Company makes matching contributions of 80% of the portion of those contributions up to 5% of the employee's compensation (Basic Contribution). The Company matching contributions are paid in the form of cash and are allocated to participant accounts based upon the participant's investment elections. For the 2025 plan year, total annual contributions from all sources, other than catch-up contributions, were limited to the Internal Revenue Code Section 415(c) limit of the lesser of 100% of compensation or $70,000.
In addition to the Basic Contribution, all newly hired and rehired salaried and nonunion hourly employees of the Company beginning July 1, 2007 receive an annual employer core contribution of 5% of the employee's eligible compensation. This amount is contributed to the employee's account after the end of each plan year. This change was instituted for these employees effective July 1, 2007, since these employees are not eligible for the Company's defined benefit plan. Also, effective February 1, 2013, existing and newly hired Middleport union employees, except for certain employees who were grandfathered in the defined benefit plan, are eligible for the annual employer core contribution. Additionally, the 5% core contribution funds are included in the 415(c) limit described above but not in the 402(g) limit on pretax contributions of $23,500, which is described above. The amount of these 5% core contributions included in the statements of changes in net assets available for benefits were approximately $8.3 million for each of the years ended December 31, 2025 and 2024, respectively.
With the approval of the Plan Administrator, participants are allowed to make rollover contributions of amounts received from other tax-qualified employer-sponsored retirement plans to the Plan.
c.    Participant Account Activity
Each participant's account is credited with the participant's contributions, employer matching contributions, and allocations of plan earnings and losses, as determined by the Plan Document. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Effective March 1, 2017, the FMC Stock Fund is closed to new contributions and participants’ investment in the FMC Stock Fund is limited to no more than 20% of their total Plan account balance.
d.    Trust
The Company established a trust (the "Trust") at Fidelity Management Trust Company (the "Trustee") for investment purposes as part of the Plan. The recordkeeper of the Plan, Fidelity Investments Institutional Operations Company, is an affiliate of the Trustee.
e.    Investment Options
Upon enrollment in the Plan, a participant may direct his or her contributions in 1% increments to each investment option selected. Participants may also elect to have professionals at the Trustee help manage the investments under a program called Fidelity® Personalized Planning & Advice. Certain investment options of the Plan qualify for Class K based on volume held by the Plan in these funds. Class K offers the Plan a lower expense ratio compared to similar retail classes. Investment options for both participant and trustee-directed investments are further described in Note 3.
f.    Vesting
All matching contributions, core contributions, and any related earnings are immediately vested for active employees.
g.    Payment of Benefits
Upon termination of service, death or disability, any participant or, if applicable, his or her beneficiary may elect to immediately receive a lump-sum distribution equal to the vested balance of his or her account. Upon attainment of age 59 1/2, participants who are employed by the Company can elect in-service distribution of all vested accounts. Participants or beneficiaries whose accounts were valued at not less than $1,000 upon termination are able to elect to defer their lump-sum distribution, take distribution in the form of periodic payments or receive installments (annually, quarterly, or monthly) over a certain period that may not exceed the joint life expectancy of the participant and beneficiary.
h.    Participant Withdrawals and Loans
The Plan allows participants to make hardship cash withdrawals (subject to income taxation and Internal Revenue Service penalties) from some or all of his or her vested account balances. Withdrawals from participants' after-tax and rollover accounts may be made at any time. Eligible participants may also receive money from the Plan in the form of loans. Loans are secured by participant accounts and repaid through payroll deductions. The minimum that may be borrowed is $1,000. The maximum that may be borrowed is the lesser of $50,000, less the balance of any outstanding loans, or 50% of the participant's vested account balance. The Plan limits participant loans to one outstanding loan at any time. Additionally, a 30-day waiting period is required before a participant can initiate a new loan from an employee plan account after the outstanding loan is paid in full. Loans must be repaid over a period not greater than 60 months with the exception of loans used for the purchase of a primary residence, which may be repaid over a maximum of 240 months with interest charged at the prime rate at loan inception. As of December 31, 2025, the interest rates on the participant loans ranged from 3.25% to 8.50%.
i.    Forfeited Accounts
Forfeitures by participants of non-vested matching contributions ("Forfeitures") may be used to pay future plan expenses. In 2025 and 2024, there were no Forfeitures reducing employer matching contributions. No plan expenses were paid from Forfeitures in 2025 and 2024. Forfeitures available to pay future plan expenses were approximately $299 thousand at December 31, 2025 and $166 thousand at December 31, 2024.
j.    Plan Termination
	Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA.
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 23,500
us-gaap-ebp_EmployeeBenefitPlanParticipantCatchupContributionPretaxMaximumAnnualCompensationAmount	$ 7,500
us-gaap-ebp_EmployeeBenefitPlanParticipantContributionAftertaxMaximumAnnualCompensationToTotalCompensationPercentage	5000.00%
EBP, Participant Contribution, Automatic, Deferral Rate	500.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	80.00%
us-gaap-ebp_EmployeeBenefitPlanTotalContributionPretaxMaximumAnnualCompensationToTotalCompensationPercentage	10000.00%
us-gaap-ebp_EmployeeBenefitPlanTotalContributionPretaxMaximumAnnualCompensationAmount	$ 70,000
us-gaap-ebp_EmployeeBenefitPlanEmployerCoreContributionAmount	500.00%
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	$ 14,941,000	$ 14,581,000
us-gaap-ebp_EmployeeBenefitPlanParticipantContributionPretaxMaximumAnnualContributiontoEmployeeStockPlanAmount	2000.00%
us-gaap-ebp_EmployeeBenefitPlanPaymentToParticipantPolicyMinimumAccountBalanceAmount	$ 1,000
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 0
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	0
EBP, Forfeited Nonvested Account	$ 299,000	166,000
us-gaap-ebp_EmployeeBenefitPlanNoteReceivableFromParticipantAccountMaximumBorrowingTermMonths	60 months
us-gaap-ebp_EmployeeBenefitPlanNoteReceivableFromParticipantAccountMaximumBorrowingTermforPrimaryResidenceMonths	240 months
us-gaap-ebp_EmployeeBenefitPlanDescriptionOfInvestmentOptionsTextBlock
Note 3 - Description of Investments
The objectives of the primary investments in which participants were invested in during 2025 are described below.
Common Stock:
FMC Stock - Funds are invested in the common stock of the Company.
Mutual Funds:
Large Cap Equity:
T. Rowe Price Large-Cap Value Fund I Class - The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in securities of large-cap companies that the portfolio manager regards as undervalued.
Vanguard Institutional Index Fund Institutional "Plus" Shares - The fund employs an indexing investment approach designed to track the performance of the Standard & Poor (S&P) 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.
Mid Cap Equity:
Fidelity® Low-Priced Stock K6 Fund - The fund is heavily invested in low-priced common stocks, which are defined as those priced at or below $35 per share or with an earnings yield at or above the median for the Russell 2000 Index. This approach can lead to investments in small and medium-sized companies.
Vanguard Extended Market Index Fund Institutional Shares - The fund employs an indexing investment approach designed to track the performance of S&P Completion Index, a broadly diversified index of stocks of small and mid-size U.S. companies.
International Equity:
Fidelity® Diversified International K6 Fund - The fund invests primarily in non-U.S. securities and allocates investments across different countries and regions. It uses fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Vanguard Total International Stock Index Fund Institutional Shares - The fund employs an indexing investment approach designed to track the performance of the FTSE Global All Cap ex US Index, a float-adjusted market capitalization-weighted index designed to measure equity market performance of companies located in developed and emerging markets, excluding the United States.
Fixed Income:
Vanguard Total Bond Market Index Fund Institutional Shares - The fund seeks to track the performance of Bloomberg U.S. Aggregate Float Adjusted Index, which measures the performance of a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States - including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year. All of the fund's investments are selected through the sampling process, and at least 80% of its assets are invested in bonds held in the index.
Money Market Fund:
Fidelity® Government Money Market Fund - The fund is invested in short-term obligations of the U.S. government or its agencies, including cash, US government securities and repurchase agreements.
Collective Investment Trusts:
Large Cap Equity:
Fidelity® Blue Chip Growth Commingled Pool Class A - The portfolio normally invests at least 80% of assets in blue chip companies, which are defined as companies whose stock is included in the S&P 500 Index or the Dow Jones Industrial Average and companies with market capitalizations of at least $1 billion if not included in either index. This generally includes a broad list of equity issues across several market categories, and includes foreign and domestic issuers.
Mid Cap Equity:
Westfield Small/Mid Cap Growth Equity CIT Class D - The fund seeks long-term growth of capital and, under normal circumstances, will invest at least 80% of the sub-advised fund's assets in small mid cap equity investments.
Fixed Income:
Loomis Sayles Core Plus Fixed Income Class F - The fund invests primarily in the US fixed income markets. It invests in diversified portfolios to seek consistent returns by employing an integrated approach driven by top-down sector insights and deep fundamental security research. Sector selection is developed in concert with individual security selection and fundamental industry analysis. The fund is well diversified and positioned in securities and strategies that the fund manager expects to be effective contributors to moderate long-term risk adjusted relative investment performance.
Target Date:
Vanguard Target Retirement Trusts - A series of asset allocation funds: Vanguard Target Retirement Income Trust II, Vanguard Target Retirement Income and Growth Trust II, Vanguard Target Retirement 2020 Trust II, Vanguard Target Retirement 2025 Trust II, Vanguard Target Retirement 2030 Trust II, Vanguard Target Retirement 2035 Trust II, Vanguard Target Retirement 2040 Trust II, Vanguard Target Retirement 2045 Trust II, Vanguard Target Retirement 2050 Trust II, Vanguard Target Retirement 2055 Trust II, Vanguard Target Retirement 2060 Trust II, Vanguard Target Retirement 2065 Trust II and Vanguard Target Retirement 2070 Trust II. The income trust and the income and growth trust invest in other Vanguard funds according to an asset allocation strategy designed for investors currently in retirement. The additional 11 target date trusts are designed for investors who want a simple approach to investing for retirement by investing in a collection of other Vanguard mutual funds by targeting their retirement dates.
Stable Value:
Managed Income Portfolio II Class 2 - The fund invests in benefit-responsive investment contracts issued by insurance companies and other financial institutions ("Contracts"), fixed income securities, and money market funds. Under the terms of the Contracts, the assets of the fund are invested in fixed income securities (which may include, but are not limited to, U.S. Treasury and agency bonds, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, and collective investment vehicles and shares of investment companies that invest primarily in fixed income securities) and shares of money market funds.

us-gaap-ebp_EmployeeBenefitPlanChangeInNetAssetAvailableForBenefitIncreaseForEmployerCoreContributionCash	$ 8,300,000	$ 8,300,000
Maximum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Minimum
EBP, Description of Plan [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%